FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 28, 2025
Financial Instruments [Abstract]
FINANCIAL INSTRUMENTS	FINANCIAL INSTRUMENTS:
(a)Financial instruments - carrying amounts and fair values:
The carrying amounts and fair values of financial assets and liabilities included in the consolidated statements of financial position are as follows:

	December 28, 2025	December 29, 2024

Financial assets
Amortized cost:
Cash and cash equivalents	$284,458	$98,799
Trade accounts receivable	955,670	542,359
Financial assets included in prepaid expenses, deposits and other current assets	69,234	56,785
Long-term non-trade receivables included in other non-current assets	65,519	22,321
Fair value through other comprehensive income:
Derivative financial assets included in prepaid expenses, deposits and other current assets	3,493	12,108
Derivative financial assets included in other non-current assets	23,242	—

Financial liabilities
Amortized cost:
Accounts payable and accrued liabilities(1)	$1,251,927	$478,317
Long-term debt - bearing interest at variable rates	2,099,680	950,000
Long-term debt - bearing interest at fixed rates(2)	2,214,000	585,870
Fair value through other comprehensive income:
Derivative financial liabilities included in accounts payable and accrued liabilities	12,283	11,756
Derivative financial liabilities included in other non-current liabilities	—	8,602
1) Accounts payable and accrued liabilities include $78.1 million (December 29, 2024 - $11.6 million) under supply-chain financing arrangements (reverse factoring) with a financial institution, whereby receivables due from the Company to certain suppliers can be collected by the suppliers from a financial institution before their original due date. These balances are classified as accounts payable and accrued liabilities and the related payments as cash flows from operating activities, given the principal business purpose of the arrangement is to provide funding to the supplier and not the Company, the arrangement does not significantly extend the payment terms beyond the normal terms agreed with other suppliers, and no additional deferral or special guarantees to secure the payments are included in the arrangement. Accounts payable and accrued liabilities also include balances payable of $120.1 million (December 29, 2024 - $37.8 million) resulting mainly from a one-week timing difference between the collection of sold receivables and the weekly remittance to our bank counterparty under our receivables purchase agreement that is disclosed in note 7 to these consolidated financial statements.
2) The fair value of the long-term debt bearing interest at fixed rates was $2,229.6 million as at December 28, 2025 (December 29, 2024 - $627.3 million).
16. FINANCIAL INSTRUMENTS (continued):

(a)Financial instruments - carrying amounts and fair values (continued):
Short-term financial assets and liabilities
The Company has determined that the fair value of its short-term financial assets and liabilities approximates their respective carrying amounts as at the reporting dates due to the short-term maturities of these instruments, as they bear variable interest-rates or because the terms and conditions are comparable to current market terms and conditions for similar items.

Non-current assets and long-term debt bearing interest at variable rates
The fair values of the long-term non-trade receivables included in other non-current assets and the Company’s long-term debt bearing interest at variable rates also approximate their respective carrying amounts because the interest rates applied to measure their carrying amounts approximate current market interest rates.

Long-term debt bearing interest at fixed rates
The fair value of the long-term debt bearing interest at fixed rates is determined using the discounted future cash flows method and at discount rates based on yield to maturities for similar issuances. The fair value of the long-term debt bearing interest at fixed rates was measured using Level 2 inputs in the fair value hierarchy. In determining the fair value of the long-term debt bearing interest at fixed rates, the Company takes into account its own credit risk and the credit risk of the counterparties.

Derivatives
Derivative financial instruments are designated as effective hedging instruments and consist of foreign exchange and commodity forward, option, and swap contracts, as well as floating-to-fixed interest rate swaps to fix the variable interest rates on a designated portion of borrowings under the term loan and unsecured notes. The fair value of the forward contracts is measured using a generally accepted valuation technique which is the discounted value of the difference between the contract’s value at maturity based on the rate set out in the contract and the contract’s value at maturity based on the rate that the counterparty would use if it were to renegotiate the same contract terms at the measurement date under current conditions. The fair value of the option contracts is measured using option pricing models that utilize a variety of inputs that are a combination of quoted prices and market-corroborated inputs, including volatility estimates and option adjusted credit spreads. The fair value of the interest rate swaps is determined based on market data, by measuring the difference between the fixed contracted rate and the forward curve for the applicable floating interest rates.

The Company has also entered into derivative transactions to hedge its exposure to foreign currency exchange risk related to its series 1,2,3 and 5 notes liability and interest expense denominated in Canadian dollars. These cross-currency swaps were designated at inception and are accounted for as a cash flow hedges, and to the extent that the hedges are effective, the portion of the change in fair value of the swaps that is attributable to the hedged foreign‑currency risk is recognized in other comprehensive income. Amounts accumulated in OCI are reclassified to the statement of income as the hedged interest payments impact net income and as the revaluation of the principal on the notes affects profit or loss.

The Company also entered into derivative transactions to hedge its exposure to foreign currency exchange risk related to its Series 4 notes liability and fixed interest expense denominated in Canadian dollars. The cross-currency swap has been designated at inception and is accounted for as a fair value hedge of the changes in fair value arising from the changes in the risk-free interest rate and foreign currency exchange rate. The carrying amount of the Series 4 notes liability is adjusted for the fair value change attributable to the hedged risk with a corresponding entry in profit or loss. The fair value changes on the cross-currency swap are recognized in profit or loss within the same line item.

Derivative financial instruments were measured using Level 2 inputs in the fair value hierarchy. In determining the fair value of derivative financial instruments the Company takes into account its own credit risk and the credit risk of the counterparties.
16. FINANCIAL INSTRUMENTS (continued):

(b)Derivative financial instruments - hedge accounting:
During fiscal 2025 and 2024, the Company entered into foreign exchange and commodity forward, option, and swap contracts in order to minimize the exposure of forecasted cash inflows and outflows in currencies other than the U.S. dollar, as well contractual future principal and interest payments on fixed rate foreign currency debt, and to manage its exposure to movements in commodity prices, as well as floating-to-fixed interest rate swaps to fix the variable interest rates on a designated portion of borrowings under the term loan and unsecured notes.

The forward foreign exchange contracts were designated as cash flow hedges and qualified for hedge accounting. The forward foreign exchange contracts outstanding as at December 28, 2025 and December 29, 2024 consisted primarily of contracts to reduce the exposure to fluctuations in Canadian dollars, Euros, Australian dollars, Pounds sterling, and Mexican pesos against the U.S. dollar, as well as cross-currency debt and interest rate swap contracts to reduce the exposure to fluctuations in Canadian dollars against the U.S dollar.

The commodity forward, option, and swap contracts were designated as cash flow hedges and qualified for hedge accounting. The commodity contracts outstanding as at December 28, 2025 and December 29, 2024 consisted primarily of forward, collar, and swap contracts to reduce the exposure to movements in commodity prices.

The floating-to-fixed interest rate swaps were designated as cash flow hedges and qualified for hedge accounting. The floating-to-fixed interest rate swaps contracts outstanding as at December 28, 2025 and December 29, 2024 served to fix the variable interest rates on the designated interest payments of a portion of the Company's long-term debt.

The fair value of interest rate swaps and cross-currency swaps is calculated as the present value of estimated future cash flows over the remaining term of the contracts and based on market data (primarily yield curves, interest rates, and exchange rates for cross-currency swaps).

The following table summarizes the Company’s commitments to buy and sell foreign currencies (cash flow hedges) as at December 28, 2025:

				Carrying and fair value		Maturity
	Notional
	foreign currency	Average	Notional	Prepaid expenses,	Accounts
	amount	exchange	U.S. $	deposits and other	payable and	0 to 12
	equivalent	rate	equivalent	current assets	accrued liabilities	months

Forward foreign exchange contracts:
Sell GBP/Buy USD	19,946	1.3375	$26,677	$112	$(355)	$(243)
Sell EUR/Buy USD	35,154	1.1628	40,877	158	(919)	(761)
Sell CAD/Buy USD	95,404	0.7308	69,719	105	(437)	(332)
Buy CAD/Sell USD	52,956	0.7178	38,010	903	—	903
Sell AUD/Buy USD	20,506	0.6575	13,482	—	(246)	(246)
Sell MXN/Buy USD	444,107	0.0530	23,535	—	(1,017)	(1,017)
			$212,300	$1,278	$(2,974)	$(1,696)
16. FINANCIAL INSTRUMENTS (continued):
(b)Derivative financial instruments - hedge accounting (continued):
The following table summarizes the Company’s commitments to buy and sell foreign currencies (cash flow hedges) as at December 29, 2024:

				Carrying and fair value		Maturity
	Notional foreign	Average	Notional	Prepaid expenses,	Accounts
	currency amount	exchange	U.S. $	deposits and other	payable and	0 to 12
	equivalent	rate	equivalent	current assets	accrued liabilities	months

Forward foreign exchange contracts:
Sell GBP/Buy USD	23,665	1.2827	$30,355	$705	$—	$705
Sell EUR/Buy USD	38,477	1.0914	41,995	1,532	—	1,532
Sell CAD/Buy USD	34,139	0.7401	25,266	1,403	—	1,403
Buy CAD/Sell USD	77,510	0.7252	56,214	—	(1,781)	(1,781)
Sell AUD/Buy USD	7,586	0.6620	5,022	292	—	292
Sell MXN/Buy USD	172,198	0.0511	8,793	451	(3)	448
			$167,645	$4,383	$(1,784)	$2,599

The following table summarizes the Company’s cross-currency fixed and variable rate debt swap commitments to sell foreign currencies (cash flow hedges) as at December 28, 2025:

						Carrying and fair value		Maturity

	Notional foreign	Fixed	Notional			Other non-	Other non-
	currency amount	exchange	U.S. $	Pay	Receive	current	current	Over 12
	equivalent	rate	equivalent	rate	Rate	assets	liabilities	months

Forward foreign exchange contracts:
Sell CAD/Buy USD	500,000	1.4000	357,143	5.49%	4.36%	4,639	—	November 2029
Sell CAD/Buy USD	200,000	1.4000	142,857	5.77%	4.71%	1,338	—	November 2031
Sell CAD/Buy USD	150,000	1.4395	104,203	SOFR+1.405%	CORRA+1.260%	5,464	—	March 2028
Sell CAD/Buy USD	350,000	1.4395	243,140	5.64%	4.15%	5,581	—	November 2030
			$847,343			$17,022	$—

The following table summarizes the Company’s cross-currency fixed rate debt swap commitments to sell foreign currencies (cash flow hedges) as at December 29, 2024:

						Carrying and fair value		Maturity

	Notional foreign	Fixed	Notional			Other non-	Other non-
	currency amount	exchange	U.S. $	Pay	Receive	current	current	Over 12
	equivalent	rate	equivalent	rate	Rate	assets	liabilities	months

Sell CAD/Buy USD	500,000	1.4000	357,143	5.49%	4.36%	—	(6,442)	November 2029
Sell CAD/Buy USD	200,000	1.4000	142,857	5.77%	4.71%	—	(2,160)	November 2031
			$500,000			$—	$(8,602)
16. FINANCIAL INSTRUMENTS (continued)
(b)Derivative financial instruments - hedge accounting (continued):

The following table summarizes the Company’s cross-currency fixed and variable rate debt swap commitments to sell foreign currencies (fair value hedges) as at December 28, 2025:

						Carrying and fair value		Maturity

	Notional foreign	Fixed	Notional			Other non-	Other non-
	currency amount	exchange	U.S. $	Pay	Receive	current	current	Over 12
	equivalent	rate	equivalent	rate	Rate	assets	liabilities	months

Forward foreign exchange contracts:
Sell CAD/Buy USD	200,000	1.4395	138,937	SOFR+1.425%	3.63%	6,220	—	March 2028
			$138,937			$6,220	$—

The following table summarizes the Company's commodity contracts outstanding (cash flow hedges) as at December 28, 2025:

			Carrying and fair value		Maturity
			Prepaid expenses,	Accounts
	Type of		deposits and other	payable and	0 to 12
	commodity	Notional amount(1)	current assets	accrued liabilities	months

Forward contracts	Cotton	448.6 million pounds	$477	$(8,947)	$(8,470)
Swap & option contracts	Energy	2.6 million gallons	34	(352)	(318)
			$511	$(9,299)	$(8,788)
(1) Notional amounts are not in thousands.

The following table summarizes the Company's commodity contracts outstanding (cash flow hedges) as at December 29, 2024:

			Carrying and fair value		Maturity
			Prepaid expenses,	Accounts
	Type of		deposits and other	payable and	0 to 12
	commodity	Notional amount(1)	current assets	accrued liabilities	months

Forward contracts	Cotton	382.2 million pounds	$1,584	$(9,519)	$(7,935)
Swap & option contracts	Energy	3.4 million gallons	25	(453)	(428)
			$1,609	$(9,972)	$(8,363)
(1) Notional amounts are not in thousands.
16. FINANCIAL INSTRUMENTS (continued)
(b)Derivative financial instruments - hedge accounting (continued):
The following table summarizes the Company’s floating-to-fixed interest rate swap contracts outstanding (cash flow hedges) as at December 28, 2025:

					Carrying and fair value
Notional					Prepaid expenses,	Accounts
amount of	Maturity		Fixed	Floating	deposits and other	payable and
borrowings	date	Pay / Receive	rate	rate	current assets	accrued liabilities
Term Loan(1)
25,000	June 30, 2026	Pay fixed rate / receive floating rate	1.52%	SOFR	309
25,000	June 30, 2026	Pay fixed rate / receive floating rate	1.17%	SOFR	362	—
25,000	June 30, 2026	Pay fixed rate / receive floating rate	3.20%	SOFR	63	—
25,000	June 30, 2026	Pay fixed rate / receive floating rate	3.69%	SOFR	—	(10)
Unsecured Notes
50,000	August 25, 2026	Pay fixed rate / receive floating rate	1.12%	SOFR	970	—
					$1,704	$(10)
(1) The notional amounts for the interest rate swap contracts maturing in 2026 are extensions to the $100 million interest rate swap contracts originally entered into for the $300 million term loan.
16. FINANCIAL INSTRUMENTS (continued):

(b)Derivative financial instruments - hedge accounting (continued):

The following table summarizes the Company’s floating-to-fixed interest rate swap contracts outstanding (cash flow hedges) as at December 29, 2024:

					Carrying and fair value
Notional					Prepaid expenses,	Accounts
amount of	Maturity		Fixed	Floating	deposits and other	payable and
borrowings	date	Pay / Receive	rate	rate	current assets	accrued liabilities
Term Loan(1)
25,000	April 30, 2025	Pay fixed rate / receive floating rate	1.06%	SOFR	$355	$—
50,000	April 30, 2025	Pay fixed rate / receive floating rate	0.70%	SOFR	771	—
25,000	June 30, 2026	Pay fixed rate / receive floating rate	1.52%	SOFR	714
25,000	June 30, 2026	Pay fixed rate / receive floating rate	1.17%	SOFR	1,153	—
25,000	June 30, 2026	Pay fixed rate / receive floating rate	3.20%	SOFR	364	—
25,000	June 30, 2026	Pay fixed rate / receive floating rate	3.69%	SOFR	172	—
Unsecured Notes
50,000	August 25, 2026	Pay fixed rate / receive floating rate	1.12%	SOFR	2,587	—
					$6,116	$—
(1) The notional amounts for the interest rate swap contracts maturing in 2026 were extensions to the $100 million interest rate swap contracts originally entered into for the $300 million term loan.

The following table summarizes the Company’s hedged items as at December 28, 2025:

			Change in
	Carrying amount of		value used for	Cash flow
	the hedged item		calculating hedge	hedge reserve
	Assets	Liabilities	ineffectiveness	(AOCI)

Cash flow hedges:

Foreign currency risk:
Forecast sales	$—	$—	$(907)	$907
Forecast expenses	—	—	608	(608)
Debt & interest payments	—	880,321	(12,333)	12,333

Commodity risk:
Forecast purchases	—	—	(25,716)	25,716

Interest rate risk:
Forecast interest payments	—	—	1,434	(1,434)

Fair value hedges:

Foreign currency risk:
Debt & interest payments	—	147,742	(278)	278
	$—	$1,028,063	$(37,192)	$37,192
16. FINANCIAL INSTRUMENTS (continued):

(b)Derivative financial instruments - hedge accounting (continued):
No ineffectiveness was recognized in net earnings as the change in value of the hedging instrument used for calculating ineffectiveness was the same or smaller as the change in value of the hedged items used for calculating the ineffectiveness.

The following table summarizes the Company’s hedged items as at December 29, 2024:

			Change in
	Carrying amount of		value used for	Cash flow
	the hedged item		calculating hedge	hedge reserve
	Assets	Liabilities	ineffectiveness	(AOCI)

Cash flow hedges:

Foreign currency risk:
Forecast sales	$—	$—	$3,048	$(3,048)
Forecast expenses	—	—	(1,781)	1,781
Debt & interest payments	—	487,677	6,041	(6,041)

Commodity risk:
Forecast purchases	—	—	(12,592)	12,592

Interest rate risk:
Forecast interest payments	—	—	5,257	(5,257)
	$—	$487,677	$(27)	$27

No ineffectiveness was recognized in net earnings as the change in value of the hedging instrument used for calculating ineffectiveness was the same or smaller as the change in value of the hedged items used for calculating the ineffectiveness.

(c)    Financial expenses, net:

	2025	2024

Interest expense on financial liabilities recorded at amortized cost	$108,992	$80,256
Bank and other financial charges	27,513	22,212
Bridge facility commitment fees(1)	9,275	—
Interest accretion on discounted lease obligations	5,460	4,764
Interest accretion on discounted provisions	494	431
Gain on debt redemption, net of debt breakage fee	(3,475)	—
Net interest expense incurred on bond issuance prior to Hanes transaction close	2,895	—
Foreign exchange (gain) loss	(2,408)	(3,509)
	$148,746	$104,154
1) Bridge facility commitment fees relate to charges incurred as a part of the financing arrangement (refer to note 12 of these consolidated financial statements for additional information).
16. FINANCIAL INSTRUMENTS (continued):

(d)    Hedging components of other comprehensive (loss) income (“OCI”):

	2025	2024

Net gain (loss) on derivatives designated as cash flow hedges:
Foreign currency risk	$5,559	$(4,806)
Commodity price risk	(29,218)	(14,525)
Interest rate risk	312	3,246

Income taxes	857	(38)

Amounts reclassified from OCI to inventory, related to commodity price risk	16,093	(2,800)

Amounts reclassified from OCI to net earnings, related to foreign currency risk, commodity risk, and interest rate risk, and included in:
Net sales	3,200	(809)
Cost of sales	—	—
Selling, general and administrative expenses	930	211
Financial expenses, net	(34,042)	5,899
Income taxes	102	(55)
Other comprehensive (loss) income	$(36,207)	$(13,677)

The change in the time value element of option and swap contracts designated as cash flow hedges to reduce the exposure in movements of commodity prices was not significant for the years ended December 28, 2025 and December 29, 2024. The change in the forward element of derivatives designated as cash flow hedges to reduce foreign currency risk was not significant for the years ended December 28, 2025 and December 29, 2024.

Approximately $32.6 million of net losses presented in accumulated other comprehensive income as at December 28, 2025 are expected to be reclassified to inventory or net earnings within the next twelve months.